REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Segment Information

	Year ended December 31,
	2016	2015		2014

Enterprise

Revenue	$6,663	$6,860		$6,601
Adjusted EBITDA (unaudited)	$513	$676		$512

Video Advertising

Telecom revenue	$6,502	$7,017	(*)	$-
Adjusted EBITDA (unaudited)	$(327)	$(273	)(*)	$-

Service Providers

Telecom revenue	$887	$835		$465
Adjusted EBITDA (unaudited)	$(296)	$(556)		$(1,700)

Total

Revenue	$14,052	$14,712		$7,066
Adjusted EBITDA (unaudited)	$(110)	$(153)		$(1,188)

(*)   Financial information for the nine months ended on December 31, 2015

Reconciliation of Total Adjusted EBITDA to Net Income

	Year ended December 31,
	2016	2015	2014

Adjusted EBITDA (unaudited)	$(110)	$(153)	$(1,188)
Depreciation and amortization expenses	(1,106)	(868)	(284)
Stock-based compensation	(223)	(170)	(69)
Financial expense (income), net	(17)	(17)	(95)
Goodwill impairment, net of contingent consideration	(482)	(3,514)	-
Video advertising technology impairment	(3,763)	-	-
Income tax effect	507	(194)	(54)

Net income (loss) from continuing operations	$(5,194)	$(4,916)	$(1,690)

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2016	2015	2014

United States	$6,860	$11,450	$5,642
Asia	1,984	1,493	300
Israel	3,178	571	440
Europe	1,147	923	376
Other	883	275	308

	$14,052	$14,712	$7,066